Discontinued Operations - Additional Information (Detail) - USD ($)	May 31, 2023	Apr. 24, 2023	Nov. 23, 2022	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of shareholding diluted of merged entity			2.40%
Number of shares outstanding				100,093,635	71,751,201	55,583,768	45,675,968
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of shareholding diluted of merged entity	2.90%
Number of shares owned	479,264
Number of shares outstanding	997,745
Stockholders equity, reverse stock split	1-for-5	1-for-10
Number of shares issued	16,527,484
Gain (loss) on assets and liabilities	$ 0